Share Capital - Schedule of RSUs (Details) - RSUs [Member] - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Balance, beginning of period	677,520	1,600,000	0
RSUs granted	459,096	222,598	1,600,000
RSUs vested and converted to shares	(490,635)	(906,302)
RSUs cancelled	(58,484)	(238,776)
Balance, end of period	587,497	677,520	1,600,000